SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	552,332
Weighted average remaining contractual life	26 months 11 days
Number of options exercisable as of December 31, 2021	417,332
$1.90 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	45,000
Exercise price | $ / shares	$ 1.9
Weighted average remaining contractual life	43 months 13 days
Number of options exercisable as of December 31, 2021	15,000
$2.36 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	16,666
Exercise price | $ / shares	$ 2.36
Weighted average remaining contractual life	29 months 27 days
Number of options exercisable as of December 31, 2021	16,666
$2.66 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	1,666
Exercise price | $ / shares	$ 2.66
Weighted average remaining contractual life	7 months 28 days
Number of options exercisable as of December 31, 2021	1,666
$2.828282 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	360,000
Exercise price | $ / shares	$ 2.82
Weighted average remaining contractual life	17 months 22 days
Number of options exercisable as of December 31, 2021	360,000
$3.070707 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	24,000
Exercise price | $ / shares	$ 3.07
Weighted average remaining contractual life	13 months 5 days
Number of options exercisable as of December 31, 2021	24,000
$3.232323 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	35,000
Exercise price | $ / shares	$ 3.23
Weighted average remaining contractual life	54 months 4 days
Number of options exercisable as of December 31, 2021	0
$3.282828 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	70,000
Exercise price | $ / shares	$ 3.28
Weighted average remaining contractual life	50 months 1 day
Number of options exercisable as of December 31, 2021	0